Basic and Diluted Earnings (Loss) per Common Share - Basic and Diluted Earnings (Loss) per Common Share (Details) - USD ($) $ / shares in Units, $ in Thousands		1 Months Ended	2 Months Ended	3 Months Ended						8 Months Ended	9 Months Ended
		Sep. 30, 2025	Sep. 11, 2025	Jun. 30, 2025	Mar. 31, 2025	Dec. 31, 2024	Sep. 30, 2024	Jun. 30, 2024	Mar. 31, 2024	Sep. 11, 2025	Sep. 30, 2024
Numerator:
Net loss		$ (192,287)	$ (14,366)	$ (8,875)	$ (3,749)	$ (4,118)	$ (6,802)	$ (5,869)	$ (4,791)	$ (26,990)	$ (17,462)
Denominator:
Basic weighted average shares of common stock outstanding (in shares)	[1]	872,349,183	2,325,783				2,225,816			2,299,243	2,200,848
Diluted weighted average shares of common stock outstanding (in shares)	[1]	872,349,183	2,325,783				2,225,816			2,299,243	2,200,848
Income (loss) per common share:
Basic income (loss) per common share (in USD per share)	[1]	$ (0.22)	$ (6.18)				$ (3.06)			$ (11.74)	$ (7.93)
Diluted income (loss) per common share (in USD per share)	[1]	$ (0.22)	$ (6.18)				$ (3.06)			$ (11.74)	$ (7.93)

[1]	(1)Basic and diluted earnings per common share for Class A and Class B common stock are the same.